Schedule of Long-Term and Other Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 517,641	$ 609,644
Less: unamortized discount	(3,499)	(3,931)
Less: deferred financing costs	(6,890)	(5,766)
Total debt	507,252	599,947
Less: current portion of debt	(10,705)	(8,796)
Total long-term debt	496,547	591,151
Total debt	507,252	599,947
Triology LLC Due 2022 Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	350,000
Triology LLC Due 2019 Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs		450,000
Senior Facilities Agreement
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	136,859	133,101
Bolivian Syndicated Loan Due 2021
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	20,655	23,158
Bolivian Bank Loan Due 2022
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	7,000
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 3,127	$ 3,385